Discontinued operation	12 Months Ended
Oct. 31, 2020
Discontinued operation [Abstract]
Discontinued operation

32 Discontinued operation

A.          SUSE business
On July 2, 2018, the Group announced the proposed sale of the SUSE business segment to Blitz 18-679 GmbH (subsequently renamed to Marcel Bidco GmbH), a newly incorporated directly wholly owned subsidiary of EQTVIII SCSp, which is advised by EQT Partners. The total cash consideration of $2.5 billion was on a cash and debt free basis and subject to normalization of working capital.

On August 21, 2018, Shareholders voted to approve the proposed transaction whereby the Company agreed to sell its SUSE business segment to Marcel Bidco GmbH, for a total cash consideration of approximately $2.5 billion, subject to customary closing adjustments. Following this vote, all applicable antitrust, competition, merger control and governmental clearances was obtained. The sale was completed in the prior year (March 15, 2019) and the SUSE business segment was treated as discontinued in the prior year financial statements and in the comparatives of these financial statements.

Discontinued operation – Financial performance

	12 months ended October 31, 2020			12 months ended October 31, 2019
	Before Exceptional Items	Exceptional Items	Total	Before Exceptional Items	Exceptional Items	Total
	$m	$m	$m	$m	$m	$m
Revenue	-	-	-	127.0	-	127.0
Operating costs	-	-	-	(89.3)	-	(89.3)
Operating profit	-	-	-	37.7	-	37.7
Share of results of associate	-	-	-	(0.3)	-	(0.3)
(Loss)/profit on disposal of the SUSE business	-	(3.0)	(3.0)	-	1,767.9	1,767.9
(Loss)/profit before taxation	-	(3.0)	(3.0)	37.4	1,767.9	1,805.3
Taxation	7.3	0.8	8.1	(8.7)	(309.4)	(318.1)
Profit for the year from discontinued operation	7.3	(2.2)	5.1	28.7	1,458.5	1,487.2

The profit on disposal of the SUSE business for the 12 months ended October 31, 2020 related to conclusion of the working capital settlement and adjustments in respect of income tax balances owed in respect of pre-transaction periods.

The cash flow statement shows amounts related to the discontinued operations:

	12 months ended October 31, 2020	12 months ended October 31, 2019
	$m	$m
Net cash inflows from operating activities	-	18.6
Net cash outflows from investing activities	1.3	-
Net cash flows from financing activities	-	-

In the prior year, on March 15, 2019, the Group disposed of the SUSE business for $2,540.3 million. Details of net assets disposed of and the profit on disposal are as follows:

Carrying value pre-disposal
$m
Non-current assets classified as held for sale	989.8
Current assets classified as held for sale	127.3
Current liabilities classified as held for sale	(288.5)
Non-current liabilities classified as held for sale	(177.3)
Net assets disposed	651.3

The profit on disposal was calculated as follows:

$m
Disposal proceeds	2,540.3
Costs to sell recognized in the year	(45.3)
Disposal proceeds, less costs to sell recognized in the year	2,495.0
Net assets disposed	(651.3)
Profit on disposal	1,843.7
Cumulative exchange gain in respect of the net assets of the subsidiaries, reclassified from equity on disposal	(75.8)
Profit on disposal	1,767.9

The profit on disposal is reflected in the prior year in profit for the year from discontinued operations in the Consolidated statement of comprehensive income. All cash flows occurred in the prior year.

The inflow of cash and cash equivalents on the disposal of the SUSE business is calculated as follows:

$m
Disposal proceeds, less total costs to sell	2,495.0
Cash disposed	(21.5)
Investing cash flows generated from discontinued operations, net of cash disposed	2,473.5

B.          Atalla

On May 18, 2018 the Company entered into an agreement with Utimaco Inc. (“Utimaco”), under which Utimaco would acquire Atalla for $20 million in cash. The deal was subject to regulatory approval by the Committee on Foreign Investment in the United States (“CFUIS”). CFIUS placed the deal into investigation in September and final approval was received October 10, 2018. The deal closed on November 5, 2018 and Utimaco acquired the Atalla HSM product line, the Enterprise Security Manager (“ESKM”) product line, and related supporting assets, including applicable patents and other IP.

In the prior year, on November 5, 2018, the Group disposed of the Atalla business for a net cash consideration of $20.0 million. Details of net assets disposed of and the profit on disposal are as follows:

Carrying value pre-disposal
$m
Goodwill	28.0
Property, plant and equipment	0.3
Non-current assets	28.3
Deferred income	(12.0)
Current liabilities	(12.0)
Net assets disposed	16.3

The profit on disposal was recorded as exceptional (note 4) in the prior year and in the comparatives of these financial statements was calculated as follows:

$m
Disposal proceeds	20.0
Net assets disposed	(16.3)
Profit on disposal	3.7